Stock Options (Tables)	6 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Company's stock options

	Number of	Weighted-Average Exercise
	Options	Price ($)

Outstanding and exercisable, June 30, 2011	14,130,000	0.29
Granted	15,845,000	0.27
Exercised	(510,000)	0.16
Expired	(2,475,000)	0.15
Cancelled	(3,300,000)	0.31

Outstanding and exercisable, June 30, 2012	23,690,000	0.29
Granted	1,695,000	0.29
Exercised	(700,000)	0.15
Expired	(1,695,000)	0.15

Outstanding and exercisable, December 31, 2012	22,990,000	0.30

Summary stock options outstanding

Exercise	Number of	Expiry
Price ($)	Stock Options	Date

0.35	750,000	September 2, 2013
0.40	5,350,000	May 11, 2014
0.30	4,525,000	July 1, 2016
0.29	1,695,000	July 13, 2016
0.20	1,850,000	October 24, 2016
0.21	2,365,000	December 1, 2016
0.28	6,275,000	March 7, 2017
0.23	180,000	May 23, 2017

0.30	22,990,000